Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0001858660
Registrant Name	USVC Venture Capital Access Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES